Inventories - Schedule of Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Total current inventories	$ 7,845	$ 8,695
Inventory write-down		700
Inventory write off	300	0
In-process inventory
Inventories
Total current inventories	1,966	2,786
Supplies and other
Inventories
Total current inventories	$ 5,879	$ 5,909